Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debts
Long-term debt

14.Long-term debt

As of December 31, 2022 and 2021, long-term debt consisted of the following:

Long-term debt

in € THOUS

	2022	2021

Schuldschein loans	224,612	—
Bonds	7,389,365	7,071,259
Accounts Receivable Facility	93,725	—
Other	157,094	243,656
Long-term debt	7,864,796	7,314,915
Less current portion	(694,062)	(667,966)
Long-term debt, less current portion	7,170,734	6,646,949

The Company’s long-term debt as of December 31, 2022, all of which ranks equally in rights of payment, are described as follows:

Schuldschein loans

On February 14, 2022, the Company issued €25,000 and €200,000 tranches of Schuldschein loans with maturities of 5 and 7 years, respectively, at variable interest rates. The proceeds were used for general corporate purposes including refinancing of existing liabilities.

Bonds

At December 31, 2022 and 2021, the Company’s bonds consisted of the following:

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2022	2021
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	—	618,008
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.250%	649,283	648,501
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.750%	374,354	352,180
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.500%	498,245	497,543
Fresenius Medical Care AG & Co. KGaA, 2020	€500,000	May 29, 2026	1.000%	497,175	496,348
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	596,158	595,177
FMC US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	790,926	743,966
Fresenius Medical Care AG & Co. KGaA, 2022	€750,000	September 20, 2027	3.875%	744,497	—
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	462,005	434,094
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.250%	497,781	497,459
Fresenius Medical Care AG & Co. KGaA, 2020	€750,000	May 29, 2030	1.500%	746,332	745,838
FMC US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	930,443	875,398
FMC US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	602,166	566,747
				7,389,365	7,071,259

All bonds issued by entities other than Fresenius Medical Care AG & Co. KGaA are guaranteed by the Company and by FMCH, while bonds issued by Fresenius Medical Care AG & Co. KGaA are guaranteed by FMCH. All U.S. dollar bonds outstanding may be redeemed at the option of the respective issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Company’s bonds have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds.

The Company has agreed to a number of covenants to provide protection to the bond holders which, under certain circumstances and with certain exceptions for the bonds issued since 2018, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. The limitation on incurrence of debt in the bonds issued in 2014 was suspended automatically as the rating of the respective bonds reached investment grade status. At December 31, 2022, the Company was in compliance with all of its covenants under the bonds.

Since 2018, bonds can be issued with different maturities under the Company’s €10,000,000 Debt Issuance Program (Debt Issuance Program).

The bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $700,000 (€532,522 as of the date of issuance on January 26, 2012) were redeemed at maturity on January 31, 2022.

On September 20, 2022, the Company issued bonds under its Debt Issuance Program in an aggregate principal amount of €750,000 with a maturity of 5 years and a coupon rate of 3.875%. The proceeds will be used for general corporate purposes, including the refinancing of outstanding indebtedness.

Accounts Receivable Facility

On August 11, 2021, the Company amended and restated its accounts receivable securitization program (Accounts Receivable Facility), extending it until August 11, 2024. The maximum capacity, $900,000 (€768,049 at August 11, 2021), remains unchanged under the restated Accounts Receivable Facility.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2022 and December 31, 2021:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	2022		2022

Accounts Receivable Facility	$900,000	€843,804	$100,000	€93,756

	Maximum amount available (1)		Balance outstanding (2)
	2021		2021

Accounts Receivable Facility	$900,000	€794,632	$—	€—
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,532 at December 31, 2022 and $12,532 at December 31, 2021 (€11,750 and €11,065, respectively). These letters of credit are not included above as part of the balance outstanding at December 31, 2022 and 2021. However, the letters reduce available borrowings under the Accounts Receivable Facility.

Under the Accounts Receivable Facility, certain receivables are contributed to NMC Funding Corporation (NMC Funding), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors (and their conduit affiliates). Under the terms of the Accounts Receivable Facility, NMC Funding retains the rights in the underlying cash flows of the transferred receivables. Interest is remitted to the bank investors at the end of each tranche period. If NMC requires additional credit, the principal cash flows are reinvested to purchase additional interests in the receivables. Borrowings under the Accounts Receivable Facility are expected to remain long-term. NMC Funding retains significant risks and rewards in the receivables; among other things, the percentage ownership interest assigned requires the Company to retain first loss risk in those receivables, and the Company can, at any time, recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company’s consolidated balance sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Credit Facilities

Syndicated Credit Facility

On July 1, 2021, the Company entered into a new €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility). The Syndicated Credit Facility has a term of five years plus two one-year extension options and can be drawn in different currencies. On June 8, 2022, the Company amended and extended the Syndicated Credit Facility to extend the term by one year and replace U.S. dollar-LIBOR as the reference rate with the Term Secured Overnight Financing Rate.

The Syndicated Credit Facility, which serves as a back-up line for general corporate purposes, was undrawn as of December 31, 2022 (2021: undrawn). A sustainability component has been embedded in the credit facility, with the margin increasing or decreasing depending on the Company’s sustainability performance.

Other

At December 31, 2022 and 2021, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €14,510 and €22,792, respectively, of which €8,255 and €12,513, respectively, were classified as the current portion of long-term debt.